Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The SEC requires us to disclose the following pay versus performance information. The table below provides information concerning the relationship between compensation actually paid (“CAP”) to NEOs, calculated in accordance with SEC rules, and certain elements of Loar’s performance for FYs 2025 and 2024.

					Value of Initial Fixed $100 Investment Based on:

Year	Summary Compensation Table Total for CEO ($)(1)	CAP to CEO ($)(2)	Average Summary Compensation Table Total for Non-CEO NEOs ($)	Average Compensation Actually Paid to Non- CEO NEOs ($)	Loar Total Shareholder Return ($)(3)	Peer Group Total Shareholder Return ($)(4)	Net income ($)(5)	Company Selected Measure: Adjusted EBITDA ($)(6)

2025	3,890,915	3,462,548	2,279,977	1,982,332	139.34	179.81	72,146	189,124

2024	3,340,498	34,490,091	1,894,353	23,538,202	151.45	123.23	22,231	146,336
(1) Reflects compensation amounts reported in the Summary Compensation Table for our CEO, Dirkson Charles, for the respective years shown.
(2) CAP reflects the SEC’s required methodology, with adjustments for calculating CAP from Summary Compensation Table values provided in the tables below.
(3) For the relevant fiscal year, represents the cumulative total shareholder return (“TSR”) of Loar through the last day of the applicable fiscal year, assuming $100 was invested as of the market close on April 25, 2024, the first day our common stock began trading on the NYSE, when the closing price was $48.80 per share. Our initial public offering price was $28.00 per share.
(4) For the relevant fiscal year, represents the cumulative total shareholder return of the S&P Aerospace & Defense Select Index, which we consider to be our peer group for purposes of the performance graph included in our Annual Reports on
Form 10-K.
(5) Reflects net income in Loar’s Consolidated Statements of Operations included in the Company’s Annual Reports on Form
10-K
for each of the fiscal years ended December 31, 2025, and December 31, 2024.
(6) Company Selected Measure (“CSM”) is Adjusted EBITDA, which is defined as net income adjusted to exclude interest income, net, (benefit from) provision for income taxes, and depreciation and amortization, further adjusted to exclude equity-based compensation, other income, net, impairment and asset disposal costs, restructuring and other costs, and certain non-recurring
public company costs. For a reconciliation of Adjusted EBITDA to the most directly comparable GAAP financial measure, please see Appendix A.

Year	Summary Compensation Table Total for CEO ($)	Less: Summary Compensation Table Total Equity (Stock Awards + Option Awards) for CEO ($)	Plus: Fair Value as of Fiscal Year-End of Stock and Option Awards Granted in Covered Year for CEO ($)	Plus: Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years for CEO ($)	Plus: Change in Fair Value of Stock and Option Awards that Vested in the Covered Year for CEO ($)	Less: Fair Value at Prior Fiscal Year-End of Stock and Option and Option Awards Forfeited during the Covered Year for CEO ($)	CAP to CEO ($)

2025	3,890,915	(1,783,047)	—	(1,685,540)	3,040,220	—	3,462,548

2024	3,340,498	(1,233,507)	32,383,100	—	—	—	34,490,091

Year	Average Summary Compensation Table Total for Non-CEO NEOs ($)	Less: Average Summary Compensation Table Total Equity (Stock Awards + Option Awards) for Non-CEO NEOs ($)	Plus: Average Fair Value as of Fiscal Year-End of Stock and Option Awards Granted in Covered Year for Non-CEO NEOs ($)	Plus: Average Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years for Non-CEO NEOs ($)	Plus: Average Change in Fair Value of Stock and Option Awards that Vested in the Covered Year for Non-CEO NEOs ($)	Less: Average Fair Value at Prior Fiscal Year-End of Stock and Option and Option Awards Forfeited during the Covered Year for Non- CEO NEOs ($)	Average CAP to Non-CEO NEOs ($)

2025	2,279,977	(1,238,924)	—	(1,171,173)	2,112,453	—	1,982,332

2024	1,894,353	(857,084)	22,500,933	—	—	—	23,538,202

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	Reflects compensation amounts reported in the Summary Compensation Table for our CEO, Dirkson Charles, for the respective years shown.
Peer Group Issuers, Footnote	For the relevant fiscal year, represents the cumulative total shareholder return of the S&P Aerospace & Defense Select Index, which we consider to be our peer group for purposes of the performance graph included in our Annual Reports on
Form 10-K.

PEO Total Compensation Amount	$ 3,890,915	$ 3,340,498
PEO Actually Paid Compensation Amount	$ 3,462,548	34,490,091
Adjustment To PEO Compensation, Footnote
(6) Company Selected Measure (“CSM”) is Adjusted EBITDA, which is defined as net income adjusted to exclude interest income, net, (benefit from) provision for income taxes, and depreciation and amortization, further adjusted to exclude equity-based compensation, other income, net, impairment and asset disposal costs, restructuring and other costs, and certain non-recurring
public company costs. For a reconciliation of Adjusted EBITDA to the most directly comparable GAAP financial measure, please see Appendix A.

Year	Summary Compensation Table Total for CEO ($)	Less: Summary Compensation Table Total Equity (Stock Awards + Option Awards) for CEO ($)	Plus: Fair Value as of Fiscal Year-End of Stock and Option Awards Granted in Covered Year for CEO ($)	Plus: Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years for CEO ($)	Plus: Change in Fair Value of Stock and Option Awards that Vested in the Covered Year for CEO ($)	Less: Fair Value at Prior Fiscal Year-End of Stock and Option and Option Awards Forfeited during the Covered Year for CEO ($)	CAP to CEO ($)

2025	3,890,915	(1,783,047)	—	(1,685,540)	3,040,220	—	3,462,548

2024	3,340,498	(1,233,507)	32,383,100	—	—	—	34,490,091

Non-PEO NEO Average Total Compensation Amount	$ 2,279,977	1,894,353
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,982,332	23,538,202
Adjustment to Non-PEO NEO Compensation Footnote
(6) Company Selected Measure (“CSM”) is Adjusted EBITDA, which is defined as net income adjusted to exclude interest income, net, (benefit from) provision for income taxes, and depreciation and amortization, further adjusted to exclude equity-based compensation, other income, net, impairment and asset disposal costs, restructuring and other costs, and certain non-recurring
public company costs. For a reconciliation of Adjusted EBITDA to the most directly comparable GAAP financial measure, please see Appendix A.

Year	Average Summary Compensation Table Total for Non-CEO NEOs ($)	Less: Average Summary Compensation Table Total Equity (Stock Awards + Option Awards) for Non-CEO NEOs ($)	Plus: Average Fair Value as of Fiscal Year-End of Stock and Option Awards Granted in Covered Year for Non-CEO NEOs ($)	Plus: Average Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years for Non-CEO NEOs ($)	Plus: Average Change in Fair Value of Stock and Option Awards that Vested in the Covered Year for Non-CEO NEOs ($)	Less: Average Fair Value at Prior Fiscal Year-End of Stock and Option and Option Awards Forfeited during the Covered Year for Non- CEO NEOs ($)	Average CAP to Non-CEO NEOs ($)

2025	2,279,977	(1,238,924)	—	(1,171,173)	2,112,453	—	1,982,332

2024	1,894,353	(857,084)	22,500,933	—	—	—	23,538,202

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Most Important Performance Measures

Adjusted EBITDA

Revenue

Total Shareholder Return Amount	$ 139.34	151.45
Peer Group Total Shareholder Return Amount	179.81	123.23
Net Income (Loss)	$ 72,146	$ 22,231
Company Selected Measure Amount	189,124	146,336
PEO Name	Dirkson Charles
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	Company Selected Measure (“CSM”) is Adjusted EBITDA, which is defined as net income adjusted to exclude interest income, net, (benefit from) provision for income taxes, and depreciation and amortization, further adjusted to exclude equity-based compensation, other income, net, impairment and asset disposal costs, restructuring and other costs, and certain non-recurring
	public company costs. For a reconciliation of Adjusted EBITDA to the most directly comparable GAAP financial measure, please see Appendix A.
Measure:: 2
Pay vs Performance Disclosure
Name	Revenue
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,783,047)	$ (1,233,507)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	32,383,100
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,685,540)	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,040,220	0
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,238,924)	(857,084)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	22,500,933
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,171,173)	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,112,453	0
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0